SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
SHAREHOLDERS' EQUITY	SHAREHOLDERS’ EQUITY
Share split

On October 18, 2023, the Company effected a reverse share split of the Company’s Class A ordinary shares and Class B ordinary shares at the ratio of 1-for-30, such that (i) each thirty (30) Class A ordinary shares, without par value, were consolidated into one (1) Class A ordinary share, without par value and (ii) each thirty (30) Class B ordinary shares, without par value, were consolidated into one (1) Class B ordinary share, without par value. As a result, all Ordinary Class A shares, Ordinary Class B shares, options for Ordinary Class A Shares, exercise price and net loss per share amounts were adjusted retroactively for all periods presented in these consolidated financial statements as if the stock reverse split had been in effect as of the date of these consolidated financial statements. Following the reverse share split an additional amount of 15,890 shares was issued to reflect rounding differences resulting from fractional Class A ordinary shares.

Ordinary shares rights

Each Class A Ordinary Share has the right to exercise one vote, to participate pro rata in all the dividends declared by the Board of Director’s of the Company and the rights in the event of the Company’s winding up are to participate pro-rata in the total assets of the Company.

Class B Ordinary Shares, which are held by the founders, are entitled to cast ten votes per each Class B Ordinary Share held as of the applicable record date. Specific actions set forth in REE’s Amended and Restated Articles may not be effected by REE without the prior affirmative vote of 100% of the outstanding REE Class B Ordinary Shares, voting as a separate class. Each Class B Ordinary Shares will be automatically suspended upon the tenth anniversary of the closing of the Merger. There are no economic or participating rights to this class of shares.

Equity transactions

a.On July 14, 2023, the Company entered into the H.C. Wainwright Agreement with H.C. Wainwright, pursuant to which the Company may offer and sell, at its option, up to $35,000 of Class A Ordinary Shares through an “at-the-market” equity program under which H.C. Wainwright act as the Company’s sales agent. Throughout the years ended December 31, 2024 and 2023, the Company sold 310,822 and 75,912 Class A Ordinary Shares, respectively, under the ATM Sales Agreement for total net proceeds of $1,523 and $467, respectively.

b.On March 1, 2024, the Company executed an underwriting agreement (the “Underwriting Agreement”) between the Company and Roth Capital Partners LLC (the “Underwriter”) pursuant to which the Company conducted an underwritten public offering (the “Public Offering”) of 2,000,000 Class A Ordinary Shares, no par value per share (the “Ordinary Shares”), at a purchase price of $6.50 per share, for aggregate gross proceeds of approximately $13,000. Pursuant to the terms of the Underwriting Agreement, the Company has also granted the Underwriter a 20-day option to purchase Ordinary Shares of up to 300,000 Ordinary Shares, or 15% of the number of Ordinary Shares sold in the Public Offering, solely to cover over-allotments, if any. On March 4, 2024, the Underwriter exercised its overallotment option to purchase an additional 300,000 Ordinary Shares in full. The Public Offering, including the shares issuable upon the exercise of the overallotment option, closed on March 5, 2024 (the “Closing Date”). At Closing Date, the Company issued 2,300,000 Ordinary Shares, for aggregate net proceeds of approximately $14,135 to the Company, after deducting the underwriting discounts and transaction costs payable by the Company.

c.On September 15, 2024, the Company has entered into Securities Purchase Agreements (the "SPAs") with certain investors for the issuance of 7,362,930 of its Class A Ordinary Shares at a price of $4.122 per share. In lieu of Class A Ordinary Shares, certain investors purchased pre-funded warrants exercisable into 3,639,893 Class A Ordinary Shares at a purchase price of $4.121 per pre-funded warrant. The purchase price per share of each pre-funded warrant represents the per share offering price of $4.122 per Class A Ordinary Share, minus the $0.001 per share exercise price of such pre-funded warrant. The total net proceeds were approximately $44,877 after deducting transaction costs, of which $29,877 was recorded in the additional paid-in capital and the reminder was recorded as pre-funded warrants liability.
NOTE 10. SHAREHOLDERS’ EQUITY (cont.)

For further information, see Note 14 (c).

d.On December 23, 2024, the Company issued 72,780 Class A Ordinary Shares as a result of the partial conversion of the Convertible Notes, as described in Note 13.

For further information regarding equity transactions, see Note 20.